Revenue from contracts with customers - Sales by geographic area (Details) $ in Millions, $ in Trillions	12 Months Ended
	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2023 USD ($)
Revenue from contracts with customers
Revenue	$ 143,189,602		$ 159,611,078	$ 91,881,204
Percentage of entitys revenue	100.00%	100.00%	100.00%	100.00%
Percentage Of Progress Obtained For Functional Unit 3				97.24%
Percentage Of Progress Obtained For Functional Unit 6				99.94%
Percentage Of Consolidated Progress Obtained For Functional Unit				99.91%
ISA committed investments	$ 31,100
Amount of projects awarded		$ 20.2
Capital contributions	$ 853		$ 329,377	$ 44,735
Maintenance and optimization plan					$ 1.2
Technological developments and headquarters conservation					0.9
Conexin Kimal Lo Aguirre in Chile and TOCE CEPI Energy Transmission Project
Revenue from contracts with customers
Capital contributions		$ 1.6
ISA CTEEP and Subsidiaries
Revenue from contracts with customers
Amount of reinforcement and improvements approved					3.3
Reinforcements and improvements pending approval					$ 3.9
Energy transmission
Revenue from contracts with customers
Percentage of projects awarded	71.00%	71.00%
Construction and Improvement Businesses Roads
Revenue from contracts with customers
Percentage of projects awarded	24.00%	24.00%
Telecommunications Business Development
Revenue from contracts with customers
Percentage of projects awarded	5.00%	5.00%
Percentage of capital contribution committed	4.00%	4.00%
Colombia
Revenue from contracts with customers
Revenue	$ 71,745,082		$ 83,651,506	$ 44,822,210
Percentage of entitys revenue	50.10%	50.10%	52.40%	48.80%
Percentage of capital contribution committed	81.00%	81.00%
Asia
Revenue from contracts with customers
Revenue	$ 28,841,440		$ 22,547,997	$ 20,355,063
Percentage of entitys revenue	20.10%	20.10%	14.10%	22.20%
United States
Revenue from contracts with customers
Revenue	$ 24,991,770		$ 27,120,783	$ 16,025,083
Percentage of entitys revenue	17.50%	17.50%	17.00%	17.40%
South America And Others
Revenue from contracts with customers
Revenue	$ 12,223,922		$ 13,609,587	$ 5,727,355
Percentage of entitys revenue	8.50%	8.50%	8.50%	6.20%
Central America And the Caribbean
Revenue from contracts with customers
Revenue	$ 2,637,460		$ 9,841,202	$ 3,503,618
Percentage of entitys revenue	1.90%	1.90%	6.20%	3.80%
Europe
Revenue from contracts with customers
Revenue	$ 2,749,928		$ 2,840,003	$ 1,447,875
Percentage of entitys revenue	1.90%	1.90%	1.80%	1.60%
panama
Revenue from contracts with customers
Percentage of capital contribution committed	15.00%	15.00%